UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND

July 31, 2007                                                        (Unaudited)

                                                                           Value
 HGK EQUITY VALUE FUND                     Shares                          (000)
--------------------------------------------------------------------------------
 COMMON STOCK (96.8%)
 AEROSPACE & DEFENSE  (2.7%)
  General Dynamics                          5,800                $           456
                                                                 ---------------

 BANKS  (7.6%)
  Bank of America                           9,700                            460
  JPMorgan Chase                           10,000                            440
  PNC Financial Services
     Group                                  5,800                            387
                                                                 ---------------
                                                                           1,287
                                                                 ---------------
 CHEMICALS  (1.4%)
  PPG Industries                            3,200                            244
                                                                 ---------------

 COMPUTERS & SERVICES  (4.1%)
  Fiserv                                    7,100                            351
  International Business
     Machines                               3,100                            343
                                                                 ---------------
                                                                             694
                                                                 ---------------
 ELECTRICAL SERVICES  (3.1%)
  Public Service Enterprise
     Group                                  3,000                            259
  Southern                                  7,700                            259
                                                                 ---------------
                                                                             518
                                                                 ---------------
 ENTERTAINMENT  (1.8%)
  Carnival                                  6,900                            306
                                                                 ---------------

 FINANCIAL SERVICES  (4.4%)
  Citigroup                                 8,000                            372
  Morgan Stanley                            5,900                            377
                                                                 ---------------
                                                                             749
                                                                 ---------------
 FOOD, BEVERAGE & TOBACCO  (4.3%)
  Campbell Soup                            10,200                            376
  PepsiCo                                   5,400                            354
                                                                 ---------------
                                                                             730
                                                                 ---------------
 HOUSEHOLD PRODUCTS  (2.2%)
  Procter & Gamble                          6,000                            371
                                                                 ---------------

 INSURANCE  (6.3%)
  Allstate                                  6,300                            335
  American International Group              5,700                            366
  MetLife                                   6,000                            361
                                                                 ---------------
                                                                           1,062
                                                                 ---------------
 MACHINERY  (7.2%)
  Caterpillar                               6,000                            473
  Ingersoll-Rand, Cl A                      6,500                            327
  Parker Hannifin                           4,200                            414
                                                                 ---------------
                                                                           1,214
                                                                 ---------------
 MEDICAL PRODUCTS & SERVICES  (8.7%)
  Johnson & Johnson                         7,000                            423
  Laboratory Corp. of America
     Holdings                               4,300                            318
  St. Jude Medical                          9,500                            410
  UnitedHealth Group                        6,700                            324
                                                                 ---------------
                                                                           1,475
                                                                 ---------------
 METALS  (3.1%)
  Alcoa                                     6,700                            256

                                                                           Value
                                           Shares                          (000)
--------------------------------------------------------------------------------
 METALS (CONTINUED)
  Freeport-McMoRan
     Copper & Gold                          2,800                $           263
                                                                 ---------------
                                                                             519
                                                                 ---------------
 OIL FIELD SERVICES  (2.3%)
  Baker Hughes                              5,000                            395
                                                                 ---------------

 PAPER & PAPER PRODUCTS  (1.0%)
  International Paper                       4,800                            178
                                                                 ---------------

 PERSONAL PRODUCTS  (2.1%)
  Estee Lauder, Cl A                        7,900                            356
                                                                 ---------------

 PETROLEUM & FUEL PRODUCTS  (2.1%)
  GlobalSantaFe                             4,900                            351
                                                                 ---------------

 PETROLEUM REFINING  (9.9%)
  Chevron                                   5,500                            469
  ConocoPhillips                            5,600                            453
  Hess                                      6,100                            373
  Marathon Oil                              7,100                            392
                                                                 ---------------
                                                                           1,687
                                                                 ---------------
 PHARMACEUTICALS  (6.5%)
  Eli Lilly                                 7,000                            378
  Pfizer                                   15,000                            353
  Wyeth                                     7,600                            369
                                                                 ---------------
                                                                           1,100
                                                                 ---------------
 PRINTING & PUBLISHING  (1.7%)
  Gannett                                   5,700                            284
                                                                 ---------------

 RETAIL  (4.5%)
  Home Depot                                9,200                            342
  Nike, Cl B                                5,600                            316
  Office Depot *                            4,200                            105
                                                                 ---------------
                                                                             763
                                                                 ---------------
 SEMI-CONDUCTORS/INSTRUMENTS  (2.4%)
  Kla-Tencor                                7,100                            403
                                                                 ---------------

 SOFTWARE  (1.7%)
  Oracle *                                 15,400                            295
                                                                 ---------------

 TELEPHONES & TELECOMMUNICATIONS  (5.7%)
  AT&T                                      8,500                            333
  Motorola                                 17,500                            297
  Verizon Communications                    8,000                            341
                                                                 ---------------
                                                                             971
                                                                 ---------------
 TOTAL COMMON STOCK
       (Cost $14,366)                                                     16,408
                                                                 ---------------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND

July 31, 2007                                                        (Unaudited)


                                           Face
                                           Amount                          Value
 HGK EQUITY VALUE FUND                     (000)                           (000)
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT (3.4%)
   Morgan Stanley
        5.000%, dated 07/31/07,
        to be repurchased on
        08/01/07, repurchase
        price $574,341
        (collateralized by a U.S.
        Treasury Bond, par value
        $474,698, 3.500%,
        01/15/11; total market
        value $585,747)                    $  574                $           574
                                                                 ---------------
 TOTAL REPURCHASE AGREEMENT
       (Cost $574)                                                           574
                                                                 ---------------
 TOTAL INVESTMENTS  (100.2%)
       (Cost $14,940)+                                           $        16,982
                                                                 ===============


PERCENTAGES ARE BASED ON NET ASSETS OF $16,953(000).
*    NON-INCOME PRODUCING SECURITY.
CL   CLASS


+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $14,947(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,707(000) AND $(672)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HGK-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.